Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	PENN Capital Funds Trust
Central Index Key	0001618627
Amendment Flag	false
Document Creation Date	Oct. 28, 2016
Document Effective Date	Oct. 28, 2016
Prospectus Date	Oct. 31, 2016
Penn Capital Small/Mid Cap Equity Fund | Institutional Class
Prospectus:
Trading Symbol	PSMPX
Penn Capital Small/Mid Cap Equity Fund | Investor Class
Prospectus:
Trading Symbol	PSMQX
Penn Capital Small Cap Equity Fund | Institutional Class
Prospectus:
Trading Symbol	PSCNX
Penn Capital Small Cap Equity Fund | Investor Class
Prospectus:
Trading Symbol	PSCQX
Penn Capital Opportunistic High Yield Fund | Institutional Class
Prospectus:
Trading Symbol	PHYNX
Penn Capital Opportunistic High Yield Fund | Investor Class
Prospectus:
Trading Symbol	PHYVX
Penn Capital Senior Floating Rate Income Fund | Institutional Class
Prospectus:
Trading Symbol	PFRNX
Penn Capital Senior Floating Rate Income Fund | Investor Class
Prospectus:
Trading Symbol	PFRVX